4. Debt (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Details 1
2016	$ 267,189	$ 931,671
2017	244,564	144,564
2018	394,503	20,789
2019	18,311	18,311
Total	$ 924,567	$ 1,115,335	$ 117,311